Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Trade receivables before allowance for doubtful accounts	$ 24,742
Allowance for doubtful accounts	685
Past due trade receivables	24,057	$ 25,652
Past Due Trade Receivables Not past due [Member]
Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Trade receivables before allowance for doubtful accounts	21,147
Allowance for doubtful accounts
Past due trade receivables	21,147	21,738
Past Due Trade Receivables 30 days [Member]
Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Trade receivables before allowance for doubtful accounts	1,850
Allowance for doubtful accounts
Past due trade receivables	1,850	1,901
Past Due Trade Receivables 31-60 days [Member]
Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Trade receivables before allowance for doubtful accounts	349
Allowance for doubtful accounts
Past due trade receivables	349	384
Past Due Trade Receivables 60-90 days [Member]
Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Trade receivables before allowance for doubtful accounts	183
Allowance for doubtful accounts
Past due trade receivables	183	590
Past Due Trade Receivables 90-120 days [Member]
Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Trade receivables before allowance for doubtful accounts	145
Allowance for doubtful accounts
Past due trade receivables	145	222
Past Due Trade Receivables >120 days [Member]
Trade Receivables, Net (Details) - Schedule of credit risk exposure of the company’s trade receivables [Line Items]
Trade receivables before allowance for doubtful accounts	1,068
Allowance for doubtful accounts	685
Past due trade receivables	$ 383	$ 817